Details of shares issued (Details) - KRW (₩) ₩ in Millions		Dec. 31, 2020	Dec. 31, 2019
Common shares [Line Items]
Common shares		₩ 3,209,820	₩ 3,209,820
Owned by government
Common shares [Line Items]
Common shares	[1]	1,640,385	1,640,385
Owned by others
Common shares [Line Items]
Common shares		₩ 1,569,435	₩ 1,569,435

[1]	Korea Development Bank's interest of KRW1,056,176 million is included.